Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $68,087 and $68,636) (allowance for credit losses of $24 and $22)		$ 58,947	$ 73,076
Mortgage loans on real estate (net of allowance for credit losses of $129 and $62)		16,464	14,016
Policy loans		3,563	3,540
Other equity investments	[1]	2,942	2,759
Trading securities, at fair value		283	379
Other invested assets		2,835	2,910
Total investments		85,034	96,680
Cash and cash equivalents		797	1,815
Deferred policy acquisition costs		4,814	4,585
Amounts due from reinsurers (allowance for credit losses of [$—] and $5) (includes amounts accounted for at fair value of [$—] and $5,813)	[2]	7,131	3,255
Loans to affiliates		1,900	1,900
Current and deferred income taxes		1,376	1,167
Purchased market risk benefits		10,490	14,293
Other assets		3,917	3,032
Assets for market risk benefits		478	317
Separate Accounts assets		111,479	143,912
Total Assets		227,416	270,956
LIABILITIES
Policyholders’ account balances		79,742	75,472
Liability for market risk benefits		15,751	21,672
Future policy benefits and other policyholders' liabilities		15,935	18,108
Broker-dealer related payables		95	630
Amounts due to reinsurers		282	135
Other liabilities		5,185	3,516
Separate Accounts liabilities		111,479	143,912
Total Liabilities		228,469	263,445
Redeemable noncontrolling interest	[3]	21	28
Commitments and contingent liabilities	[4]
Equity attributable to Equitable Financial:
Common stock, $1.25 par value; 2,000,000 shares authorized, issued and outstanding		2	2
Additional paid-in capital		8,536	8,546
Accumulated deficit		(1,757)	(2,381)
Accumulated other comprehensive income (loss)		(7,855)	1,316
Total Equity		(1,074)	7,483
Total Liabilities, Redeemable Noncontrolling Interest and Equity		$ 227,416	$ 270,956

[1]	See Note 2 of the Notes to these Consolidated Financial Statements for details of balances with VIEs.
[2]	Represents the fair value of the ceded reserves to Venerable. See Note 1 of the Notes to the Consolidated Financial Statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022 for details of the Venerable Transaction and Note 7 of the Notes to these Consolidated Financial Statements.
(4)See Note 18 of the Notes to these Consolidated Financial Statements for details of commitments and contingent liabilities.
Prior period amounts have been adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.

[3]	See Note 20 of the Notes to these Consolidated Financial Statements for details of redeemable noncontrolling interest.
[4]	See Note 18 of the Notes to these Consolidated Financial Statements for details of commitments and contingent liabilities.Prior period amounts have been adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.